Long-term and Short-term Debt (Credit Facilities) (Details) - General Credit Facility [Member] $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Borrowers	MetLife, Inc. and MetLife Funding, Inc.
Expiration	May 30, 2019
Line of Credit Facility, Maximum Borrowing Capacity	$ 4,000
Letter of Credit Issuances	484
Collateral financing arrangements	0
Unused Commitments	$ 3,516